Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 1,655,224	$ 3,963,490	$ 7,927,950
CANADA [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	806,330	1,753,202	2,486,208
ARGENTINA [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 848,894	$ 2,210,288	$ 5,441,742